Shareholder Report, Holdings (Details) - C000031584	Jun. 30, 2025
61747C707 | Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	13.70%
020002101 | Allstate Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	6.50%
N00985106 | AerCap Holdings N.V.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
023586506 | U-Haul Holding Co., Class B
Holdings [Line Items]
Percent of Net Asset Value	6.10%
26441C204 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	5.20%
00206R102 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
58933Y105 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Health Care65443P102
Holdings [Line Items]
Percent of Total Investments	82.00%
Health Care00430HAC6
Holdings [Line Items]
Percent of Total Investments	0.20%
Cash & Equivalent61747C707
Holdings [Line Items]
Percent of Total Investments	13.70%
U.S. Treasury Obligations912803GS6
Holdings [Line Items]
Percent of Total Investments	4.10%
Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Communications
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	21.20%